Property and equipment (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	June 30, 2015	March 31, 2015
Computer equipment	$1,419	$1,419
Less: accumulated depreciation	(749)	(631)
Property and equipment, net	$670	$788

	2015	2014
Computer equipment	$1,419	$1,419
Less: accumulated depreciation	(631)	(158)
Property and equipment, net	$788	$1,261